Related party transactions	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Related party transactions	Related party transactions
In February 2014, the Company entered into an agreement with an affiliate of a shareholder, pursuant to which, as amended, the Company granted the affiliates a SaaS subscription to the Company’s cloud-based platform with a non-exclusive license to access our cloud-based platform for a defined subscription term and agreed to employ certain employees as dedicated resources who provide services to the shareholders. All expenses related to such employees are reimbursed to the Company on actual cost and overhead expenses basis. The term of the agreement continues to December 31, 2024 and may be terminated earlier by the affiliate upon 30 days notice. During the years ended December 31, 2019, 2020 and 2021, the Company recorded revenue of $129, $128 and $153 respectively, from the affiliate, and $367, $592 and $580, respectively, as expense reimbursement for dedicated resources employed by the Company. As of December 31, 2021, the Company has no unsatisfied service obligation related to the dedicated resources and balances owed from the affiliate were immaterial.
The Company owned 47% of the shares of Similartech Ltd. (“Similartech”). In November 2016, the Company entered into an agreement with Similartech, pursuant to which the Company provides Similartech with a license to use certain intellectual property and infrastructure, while Similartech provides the Company with software maintenance services and data derived from the Company’s intellectual property. In July 2019, the Company and Similartech entered into an amended agreement pursuant to which, Similartech licensed certain additional data and deliverables to the Company. During the years ended December 31, 2019, 2020 and 2021, the Company recorded
$200, $331 and $85 respectively, in gross expense pursuant to these agreements, which is included in cost of revenue. As of December 31, 2021, there is no material balance owed to or from Similartech.
In April 2021, the Company acquired the business and certain assets and liabilities of Similartech (see Note 3) for cash consideration of $500. In addition, the Company agreed to pay up to $1,000 to a former shareholder of SimilarTech, subject to attainment of certain employee retention and performance targets.